Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified		5 Months Ended				5 Months Ended	7 Months Ended			5 Months Ended	7 Months Ended
	Jun. 09, 2013	Jun. 09, 2013 Unclassified Stock [Member]	Jun. 09, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Jun. 09, 2013 Common Class A [Member] Common Stock [Member]	Dec. 31, 2013 Common Class A [Member] Common Stock [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Jun. 09, 2013 Common Class B [Member] Common Stock [Member]	Dec. 31, 2013 Common Class B [Member] Common Stock [Member]
Issuance of common stock, shares		100					25,000,000
Common stock, par value (in dollars per share)		$ 0.01	$ 1.00	$ 0.001	$ 0			$ 0.001	$ 0
Common Stock	$ 100			$ 3				$ 24